LIQUIDITY	6 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY

NOTE 2 – LIQUIDITY

As reflected in the accompanying unaudited condensed consolidated financial statements, the Company reported net loss of $583,299 and $1,125,915 for the six months ended December 31, 2025 and 2024, respectively.

In assessing its liquidity, management monitors and analyzes the Company’s cash flow requirements, its ability to generate sufficient revenue sources in the future, and its operating and capital expenditure commitments. The Company’s working capital requirements are influenced by the level of the Company’s operations and timing of accounts receivable collections. As of December 31, 2025, the Company had cash of approximately $0.7 million and outstanding bank loans of approximately $11.5 million.

On February 13, 2026, the Company entered into a sales agreement (the “Sales Agreement”) with a sales agent. Pursuant to the terms of the Sales Agreement, the Company may from time to time issue and sell, through the sales agent, up to $20 million of the Company’s Class A ordinary shares, par value $0.0001 ($0.01 post share consolidation) per share. The Company sold 166,646,300 (1,666,463 shares post share consolidation) ordinary shares via an at-the-market program under the Sales Agreement and raised $7.72 million in net proceeds. Based on the Company’s current operating activities, management believes the operating activities and existing funds can provide sufficient liquidity for the Company to meet its working capital requirement for at least 12 months through December 31, 2026.

The accompanying condensed consolidated financial statements were prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The accompanying condensed consolidated financial statements do not include any adjustments related to the recoverability and or classification of the recorded asset amounts and or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.